Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000162463
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 9,675	$ 9,871	$ 9,953	$ 9,979	$ 9,686	$ 9,809	$ 9,890	$ 10,026	$ 10,130	$ 10,256	$ 10,340	$ 10,457		$ 10,563	$ 10,748	$ 10,878	$ 10,851	$ 10,949	$ 11,042	$ 11,246	$ 11,206	$ 11,271	$ 11,243	$ 10,977	$ 10,758	$ 10,861	$ 10,531	$ 10,562	$ 10,484	$ 10,553	$ 10,551	$ 10,937	$ 11,012	$ 11,012	$ 11,050	$ 11,113	$ 11,448	$ 11,733	$ 11,618	$ 11,803	$ 11,949	$ 12,110	$ 12,433	$ 12,502	$ 12,340	$ 10,666	$ 10,970	$ 11,724	$ 12,149	$ 12,225	$ 12,471	$ 12,392	$ 12,484	$ 12,950	$ 13,318	$ 13,368	$ 13,359	$ 13,144	$ 13,373	$ 13,558	$ 13,534	$ 13,435	$ 13,654	$ 13,554	$ 13,453	$ 13,274	$ 13,483	$ 13,302	$ 12,630	$ 12,558	$ 12,453	$ 12,348	$ 11,739	$ 11,616	$ 11,969	$ 11,579	$ 11,654	$ 12,302	$ 12,615	$ 12,982	$ 12,869	$ 12,877	$ 12,902	$ 13,016	$ 13,397	$ 13,620	$ 13,484	$ 13,419	$ 13,373	$ 13,713	$ 14,018	$ 14,194	$ 14,541	$ 14,890	$ 14,899	$ 15,157	$ 15,146	$ 15,311	$ 15,477	$ 15,723	$ 15,732	$ 15,881	$ 16,051	$ 16,486	$ 16,659	$ 16,586	$ 16,450	$ 16,855	$ 17,137	$ 17,379	$ 17,602	$ 17,847	$ 18,180	$ 18,384	$ 18,768	$ 19,369	$ 19,629	$ 19,044	$ 19,792	$ 19,942	$ 20,232	$ 20,327
C000162464
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,020,170	1,029,724	1,032,696	1,001,533	1,014,468	1,023,081	1,038,434	1,049,407	1,061,581	1,070,426	1,083,884		1,095,131	1,113,364	1,128,246	1,125,676	1,136,023	1,145,967	1,167,274	1,163,423	1,170,452	1,167,780	1,140,569	1,116,895	1,127,800	1,093,820	1,097,332	1,089,476	1,098,150	1,096,951	1,138,514	1,146,581	1,146,831	1,151,009	1,157,854	1,192,874	1,222,779	1,211,100	1,229,189	1,246,067	1,263,054	1,296,979	1,304,436	1,287,909	1,112,554	1,144,532	1,223,299	1,267,756	1,277,449	1,303,375	1,293,970	1,305,332	1,354,233	1,392,893	1,396,884	1,396,253	1,374,190	1,398,351	1,418,016	1,417,436	1,405,819	1,429,026	1,418,867	1,410,227	1,391,871	1,414,034	1,395,458	1,323,879	1,316,629	1,305,985	1,295,252	1,231,831	1,219,322	1,256,560	1,215,999	1,224,114	1,292,293	1,325,423	1,364,138	1,352,630	1,353,789	1,356,775	1,369,014	1,411,121	1,432,944	1,419,016	1,414,522	1,408,078	1,444,062	1,476,427	1,495,294	1,532,094	1,569,162	1,570,425	1,597,938	1,597,200	1,614,872	1,632,685	1,658,935	1,660,238	1,678,436	1,694,626	1,740,849	1,759,404	1,752,087	1,740,355	1,781,277	1,811,468	1,837,381	1,861,229	1,887,498	1,925,362	1,945,150	1,986,104	2,050,471	2,080,816	2,017,029	2,096,549	2,112,806	2,143,996	2,155,499
C000117767
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	5,000,000	5,101,171	5,149,095	5,164,111	5,013,286	5,072,894	5,116,269	5,193,467	5,248,637	5,315,488	5,360,037	5,422,024		5,478,582	5,576,027	5,645,004	5,632,225	5,684,277	5,734,309	5,841,382	5,822,172	5,857,580	5,844,288	5,707,800	5,595,294	5,643,939	5,473,450	5,491,210	5,451,889	5,495,574	5,489,685	5,698,552	5,739,198	5,740,589	5,761,703	5,796,220	5,972,273	6,115,796	6,064,033	6,155,047	6,233,113	6,325,496	6,496,097	6,533,710	6,450,729	5,576,776	5,737,613	6,133,597	6,349,889	6,398,680	6,529,066	6,481,868	6,539,052	6,785,020	6,979,520	6,999,658	6,996,639	6,885,870	7,007,499	7,106,531	7,103,777	7,053,409	7,162,300	7,111,290	7,067,920	6,975,685	7,087,312	6,993,913	6,634,048	6,606,094	6,552,701	6,498,857	6,179,875	6,117,030	6,304,459	6,100,481	6,141,399	6,484,531	6,651,409	6,846,310	6,788,583	6,794,600	6,809,812	6,871,500	7,083,684	7,193,783	7,123,768	7,091,766	7,069,167	7,250,515	7,413,651	7,508,840	7,694,323	7,881,171	7,887,730	8,026,375	8,022,866	8,112,066	8,201,987	8,334,402	8,341,176	8,433,153	8,514,920	8,758,817	8,841,668	8,804,947	8,746,059	8,963,603	9,115,939	9,235,502	9,355,814	9,499,871	9,679,443	9,790,929	9,998,286	10,311,560	10,464,882	10,143,579	10,544,696	10,639,470	10,797,048	10,855,374
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value [Line Items]
Line Graph and Table Measure Name													J.P. Morgan Emerging Market Bond Index Global Diversified
Accumulated Value	10,000	10,004	10,206	10,120	9,409	9,585	9,800	9,977	10,208	10,327	10,529	10,578		10,797	10,991	10,953	10,645	10,824	11,043	11,537	11,417	11,533	11,192	10,635	10,331	10,527	9,887	10,143	9,944	10,223	10,357	10,922	10,803	10,659	10,641	10,672	11,260	11,364	11,064	11,171	11,495	11,286	11,752	11,601	11,205	9,964	10,355	10,891	10,942	11,273	11,236	11,009	11,056	11,663	12,069	11,939	11,619	11,263	11,517	11,805	11,661	11,611	11,701	11,299	11,149	10,844	11,013	11,012	10,462	10,302	9,681	9,851	9,413	9,440	9,427	8,968	8,889	9,521	9,726	10,144	9,823	10,228	10,316	10,153	10,484	10,786	10,496	10,143	10,089	10,621	10,961	10,795	10,733	10,730	10,500	10,670	10,554	10,795	11,126	11,504	10,973	10,911	10,700	10,920	10,992	11,162	11,524	11,687	12,012	11,922	12,179	12,349	12,406	12,574	12,761	13,039	13,207	12,474	12,820	12,930	12,955	12,994
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value [Line Items]
Line Graph and Table Measure Name													J.P. Morgan Emerging Market Bond Index Global Diversified
Accumulated Value	1,000,000	1,000,402	1,020,642	1,012,013	940,852	958,462	980,045	997,704	1,020,778	1,032,700	1,052,946	1,057,765		1,079,702	1,099,063	1,095,331	1,064,455	1,082,390	1,104,272	1,153,731	1,141,685	1,153,344	1,119,239	1,063,534	1,033,145	1,052,724	988,653	1,014,289	994,416	1,022,335	1,035,685	1,092,206	1,080,267	1,065,933	1,064,064	1,067,209	1,126,007	1,136,449	1,106,447	1,117,084	1,149,452	1,128,561	1,175,216	1,160,093	1,120,537	996,440	1,035,505	1,089,123	1,094,249	1,127,289	1,123,590	1,100,937	1,105,626	1,166,303	1,206,873	1,193,935	1,161,944	1,126,275	1,151,723	1,180,458	1,166,118	1,161,135	1,170,084	1,129,933	1,114,927	1,084,431	1,101,304	1,101,246	1,046,179	1,030,155	968,075	985,143	941,276	944,032	942,707	896,795	888,883	952,053	972,615	1,014,367	982,269	1,022,787	1,031,604	1,015,316	1,048,414	1,078,581	1,049,601	1,014,263	1,008,924	1,062,085	1,096,148	1,079,454	1,073,262	1,072,958	1,050,031	1,066,971	1,055,446	1,079,454	1,112,597	1,150,367	1,097,281	1,091,056	1,070,040	1,091,992	1,099,177	1,116,167	1,152,397	1,168,689	1,201,243	1,192,231	1,217,913	1,234,933	1,240,625	1,257,360	1,276,143	1,303,911	1,320,710	1,247,435	1,282,046	1,292,973	1,295,506	1,299,410
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value [Line Items]
Line Graph and Table Measure Name													J.P. Morgan Emerging Market Bond Index Global Diversified
Accumulated Value	5,000,000	5,002,008	5,103,212	5,060,063	4,704,259	4,792,308	4,900,223	4,988,522	5,103,890	5,163,502	5,264,730	5,288,826		5,398,512	5,495,317	5,476,656	5,322,277	5,411,948	5,521,361	5,768,657	5,708,426	5,766,721	5,596,196	5,317,672	5,165,725	5,263,620	4,943,267	5,071,444	4,972,081	5,111,676	5,178,424	5,461,028	5,401,336	5,329,666	5,320,320	5,336,047	5,630,033	5,682,247	5,532,234	5,585,421	5,747,258	5,642,802	5,876,079	5,800,466	5,602,686	4,982,201	5,177,524	5,445,615	5,471,243	5,636,447	5,617,949	5,504,684	5,528,128	5,831,513	6,034,366	5,969,673	5,809,722	5,631,375	5,758,613	5,902,292	5,830,591	5,805,675	5,850,418	5,649,667	5,574,636	5,422,154	5,506,519	5,506,231	5,230,893	5,150,774	4,840,376	4,925,715	4,706,382	4,720,162	4,713,536	4,483,976	4,444,416	4,760,265	4,863,076	5,071,836	4,911,343	5,113,933	5,158,021	5,076,579	5,242,072	5,392,904	5,248,003	5,071,317	5,044,620	5,310,424	5,480,738	5,397,271	5,366,309	5,364,792	5,250,155	5,334,855	5,277,230	5,397,269	5,562,983	5,751,835	5,486,407	5,455,279	5,350,202	5,459,959	5,495,884	5,580,835	5,761,984	5,843,443	6,006,214	5,961,156	6,089,567	6,174,665	6,203,127	6,286,798	6,380,716	6,519,556	6,603,549	6,237,174	6,410,230	6,464,863	6,477,531	6,497,049
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name													J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Accumulated Value	10,000	10,080	10,195	10,121	9,609	9,749	9,924	10,098	10,233	10,359	10,500	10,526		10,678	10,846	10,838	10,704	10,796	10,934	11,179	11,037	11,097	10,874	10,559	10,365	10,567	10,172	10,366	10,193	10,321	10,442	10,913	10,910	10,911	10,930	10,970	11,426	11,539	11,412	11,472	11,671	11,562	11,887	11,902	11,669	10,283	10,648	11,189	11,391	11,735	11,757	11,570	11,601	12,108	12,421	12,318	12,072	11,838	12,055	12,257	12,231	12,224	12,323	12,027	11,934	11,699	11,843	11,709	11,083	10,902	10,365	10,442	9,967	10,080	10,054	9,553	9,465	10,107	10,263	10,643	10,373	10,633	10,717	10,601	10,862	11,096	10,893	10,618	10,522	11,043	11,436	11,336	11,352	11,438	11,231	11,413	11,396	11,621	11,916	12,210	11,849	11,869	11,697	11,882	12,014	12,086	12,262	12,402	12,693	12,714	12,944	13,123	13,241	13,352	13,492	13,687	13,853	13,292	13,625	13,730	13,783	13,738
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name													J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Accumulated Value	1,000,000	1,007,964	1,019,549	1,012,053	960,874	974,943	992,447	1,009,817	1,023,252	1,035,909	1,050,007	1,052,570		1,067,770	1,084,638	1,083,765	1,070,414	1,079,638	1,093,384	1,117,947	1,103,734	1,109,657	1,087,385	1,055,873	1,036,534	1,056,726	1,017,156	1,036,591	1,019,306	1,032,133	1,044,200	1,091,299	1,091,004	1,091,128	1,092,959	1,097,033	1,142,614	1,153,934	1,141,218	1,147,204	1,167,063	1,156,172	1,188,699	1,190,153	1,166,947	1,028,317	1,064,775	1,118,913	1,139,075	1,173,455	1,175,672	1,156,968	1,160,086	1,210,834	1,242,076	1,231,840	1,207,174	1,183,814	1,205,520	1,225,702	1,223,069	1,222,393	1,232,260	1,202,672	1,193,368	1,169,915	1,184,290	1,170,880	1,108,271	1,090,235	1,036,529	1,044,206	996,747	1,008,025	1,005,391	955,299	946,547	1,010,656	1,026,290	1,064,253	1,037,286	1,063,333	1,071,670	1,060,110	1,086,164	1,109,636	1,089,322	1,061,775	1,052,159	1,104,347	1,143,593	1,133,644	1,135,184	1,143,793	1,123,111	1,141,320	1,139,564	1,162,123	1,191,601	1,220,984	1,184,945	1,186,892	1,169,701	1,188,230	1,201,402	1,208,594	1,226,227	1,240,196	1,269,267	1,271,414	1,294,372	1,312,267	1,324,119	1,335,212	1,349,180	1,368,661	1,385,316	1,329,226	1,362,531	1,373,025	1,378,278	1,373,783
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name													J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Accumulated Value	$ 5,000,000	$ 5,039,820	$ 5,097,744	$ 5,060,264	$ 4,804,370	$ 4,874,715	$ 4,962,234	$ 5,049,087	$ 5,116,258	$ 5,179,543	$ 5,250,036	$ 5,262,849		$ 5,338,848	$ 5,423,191	$ 5,418,826	$ 5,352,069	$ 5,398,188	$ 5,466,922	$ 5,589,736	$ 5,518,670	$ 5,548,284	$ 5,436,925	$ 5,279,365	$ 5,182,668	$ 5,283,629	$ 5,085,781	$ 5,182,954	$ 5,096,532	$ 5,160,665	$ 5,221,002	$ 5,456,493	$ 5,455,018	$ 5,455,638	$ 5,464,792	$ 5,485,165	$ 5,713,070	$ 5,769,670	$ 5,706,089	$ 5,736,021	$ 5,835,315	$ 5,780,858	$ 5,943,494	$ 5,950,764	$ 5,834,736	$ 5,141,583	$ 5,323,873	$ 5,594,565	$ 5,695,373	$ 5,867,274	$ 5,878,359	$ 5,784,840	$ 5,800,430	$ 6,054,168	$ 6,210,381	$ 6,159,202	$ 6,035,870	$ 5,919,072	$ 6,027,600	$ 6,128,509	$ 6,115,347	$ 6,111,966	$ 6,161,300	$ 6,013,360	$ 5,966,838	$ 5,849,574	$ 5,921,452	$ 5,854,400	$ 5,541,354	$ 5,451,174	$ 5,182,646	$ 5,221,031	$ 4,983,735	$ 5,040,126	$ 5,026,954	$ 4,776,495	$ 4,732,734	$ 5,053,282	$ 5,131,449	$ 5,321,265	$ 5,186,428	$ 5,316,663	$ 5,358,351	$ 5,300,551	$ 5,430,821	$ 5,548,180	$ 5,446,611	$ 5,308,877	$ 5,260,793	$ 5,521,735	$ 5,717,963	$ 5,668,218	$ 5,675,922	$ 5,718,964	$ 5,615,557	$ 5,706,602	$ 5,697,822	$ 5,810,617	$ 5,958,004	$ 6,104,922	$ 5,924,723	$ 5,934,458	$ 5,848,503	$ 5,941,151	$ 6,007,010	$ 6,042,968	$ 6,131,135	$ 6,200,982	$ 6,346,334	$ 6,357,070	$ 6,471,860	$ 6,561,333	$ 6,620,597	$ 6,676,059	$ 6,745,898	$ 6,843,304	$ 6,926,579	$ 6,646,131	$ 6,812,655	$ 6,865,123	$ 6,891,390	$ 6,868,914